CONSOLIDATED AND COMBINED STATEMENTS OF INCOME - USD ($)	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Nov. 18, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Rental revenue											$ 17,450,889	$ 14,012,109	$ 6,483,815
Interest income on receivables											709,030	742,185	356,348
Total revenue	$ 1,680,771	$ 4,776,505	$ 4,588,295	$ 4,427,233	$ 4,367,886	$ 4,428,217	$ 4,111,536	$ 3,382,902	$ 2,831,639		18,159,919	14,754,294	6,840,163
Expenses
Management fees to affiliate											499,329	450,462	211,329
Property operating											24,720	6,454	26,267
General and administrative											820,522	722,601	191,293
Acquisition-related											379,988	865,543	1,118,648
Amortization											4,452,068	3,791,440	1,452,015
Impairments											258,834	1,005,478	183,271
Total expenses	823,363										6,435,461	6,841,978	3,182,823
Other income and expenses
Interest expense											(6,202,788)	(4,345,755)	(1,476,207)
Loss on early extinguishment of debt											(2,905,259)
Realized loss on derivatives											(213,181)
Unrealized gain (loss) on derivatives											(571,359)	1,279,176	(1,016,716)
Total other income and expenses	(3,555,756)										(9,892,587)	(3,066,579)	(2,492,923)
Net income	(2,698,348)	(2,731,961)	2,238,395	679,509	1,645,928	$ 1,282,071	$ 736,069	$ 2,502,457	$ 325,140		1,831,871	4,845,737	1,164,417
Less: Net income attributable to Predecessor		(33,613)	$ 2,238,395	$ 679,509	$ 1,645,928					$ 4,530,219	4,530,219	$ 4,845,737	$ 1,164,417
Net loss attributable to partners	(2,698,348)	$ (2,698,348)									$ (2,698,348)
Weighted-average limited partner units outstanding
Weighted-average units outstanding - basic and diluted (in shares)											7,837,774
Common Unitholders, Public
Other income and expenses
Net loss attributable to partners	(1,619,009)
Net loss per limited partners unit
Units - basic and diluted (in dollars per share)		$ (0.34)									$ (0.34)
Weighted-average limited partner units outstanding
Weighted-average units outstanding - basic and diluted (in shares)											4,702,665
Subordinated Unitholder, Landmark
Other income and expenses
Net loss attributable to partners	$ (1,079,339)
Net loss per limited partners unit
Units - basic and diluted (in dollars per share)		$ (0.34)									$ (0.34)
Weighted-average limited partner units outstanding
Weighted-average units outstanding - basic and diluted (in shares)											3,135,109